Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation and basis of presentation

Principles of consolidation and basis of presentation

The consolidated financial information is prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial information should be read in conjunction with the Financial Statements and the notes thereto. All material inter-company transactions and balances have been eliminated in the consolidation.

The accompanying consolidated financial statements have been prepared pursuant to US GAAP. The preparation of financial statements in conformity with these accounting principles requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.

The Company compiles its daily financial records in accordance with the generally accepted accounting principles of the PRC (“PRC GAAP”) and converts its financial statements according to US GAAP when reporting.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. Actual results could differ from these estimates.

Certain of the Company's accounting policies require higher degrees of professional judgment than others in their application. These include the recognition of revenue under the percentage of completion method, the allowance for doubtful accounts, long term contract collectability, impairment of fixed assets, intangible assets and goodwill, income tax and contingent investment payables. Management evaluates all of its estimates and judgments on an on-going basis.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents are composed primarily of time deposits and investments in money market accounts and are stated at cost which approximates fair value.

Restricted Cash

Restricted Cash

Restricted cash represents the amounts collateral in exchange of the issuance of letters of credit. The current restricted cash balance as of December 31, 2014 and 2013 was $5,544,794 and $3,221,411, respectively. The long-term restricted cash balance as of December 31, 2014 and 2013 was $nil and $2,930,512, respectively. For details, refer to Note 6 to the consolidated financial statements.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company makes an allowance for doubtful accounts based on the aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible.

Inventories

Inventories

The Company values inventory at the lower of cost or net realizable value and determines inventory using the weighted average cost method. Inventory consists of raw materials, finished goods, and work-in-progress, which includes the cost of direct labor, materials and direct overhead costs related to the projects.

Long-term Unbilled Receivables

Long-term Unbilled Receivables

The Company obtained several Build-Transfer (“BT”) contracts with billing cycles of over three years in recent years. Due to the nature of the BT projects, the related revenue has been discounted and recorded as long-term unbilled receivables and the discount rate is the 3-year nominal interest rate of 5.4%, set by the People's Bank of China, the PRC's central bank. For any contract that a specific discount rate is set forth in the contract, that specific rate is applied. These projects are funded by local governments with central government project appropriation, so the Company does not ascribe any collection risk on such projects.

Plant and Equipment

Plant and Equipment

The Company states plant and equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with a 3%-5% estimated residual value.

Estimated useful lives of the Company's assets are as follows:

Asset	Useful Life
Buildings and improvements	40-50 years
Transportation equipment	5-10 years
Machinery	10 years
Office equipment	5 years
Furniture	5 years

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income as an offset or increase to other income (expense) for the period. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred, and capitalizes major additions and improvement to buildings and equipment.

Valuation of Long-Lived Assets

Valuation of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets, including plant and equipment, and definite life intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. To the extent the estimated undiscounted future cash inflows attributable to the asset, less estimated undiscounted future cash outflows, are less than the carrying amount, the Company recognizes an impairment loss in an amount equal to the difference between the carrying value of such assets and fair value. No impairment provision was made in the prior or current years. The Company reports assets for which there is a committed disposition plan, whether through sale or abandonment, at the lower of carrying value or fair value less costs to sell.

The Company evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances revised estimates of useful lives.

Intangible Assets

Intangible Assets

The Company amortizes other acquired intangible assets with definite lives on a straight-line basis over their expected useful economic lives.  The Company does not amortize intangible assets with an indefinite useful life but subjects them to an impairment test annually or more frequently if events or changes in circumstances indicate that the assets might be impaired.

Useful Life
Proprietary technology relating to sewage, municipal solid waste treatment and tail gas purification	20 years
Proprietary technology relating to low energy consumption data transmission system	20 years
Large region environmental management system	10 years
Mobile web management system	10 years
Database management system	10 years
Pollution reduction checking assistant	10 years
Water pollution control infrastructure	10 years
Land use right	50 years
Know-how	8-10 years
Contract backlog	1 year

Business combination

Business combinations

For a business combination with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquisition are recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the non-controlling interest in the acquiree, are recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any non-controlling interest in the acquisition, that excess in earnings was recognized as a gain attributable to the Company.

Deferred tax liability and asset were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with ASC Topic 740, “Income Taxes”.

Goodwill

Goodwill

Goodwill represents the excess of the fair value of consideration transferred (plus the fair value of the non-controlling interest, if any) over the fair value of the net assets acquired (including recognized intangibles). Goodwill is not amortized; rather, impairment tests are performed at least annually or more frequently if circumstances indicate impairment may have occurred. If impairment exists, goodwill is immediately written down to fair value and the loss is recognized in the consolidated income statements. The Company assesses impairment annually or whenever events or changes indicate that, more likely than not, the carrying value of goodwill has been impaired. The Company uses the income approach to estimate the fair value of the reporting unit of the goodwill. The income approach is based on the long-term projected future cash flows of the reporting units. The Company discounts the estimated cash flows to present value using a weighted-average cost of capital that considers factors such as the timing of the cash flows and the risks inherent in those cash flows. The annual impairment test date is December 31, the reporting unites are Tranhold, WOFE and TIS.

Deconsolidation

Deconsolidation

The Company accounts for deconsolidation of subsidiaries in accordance with ASC Topic 810 “Consolidation”.

In accordance with ASC Topic 810-10-40-5, the parent shall account for the deconsolidation of a subsidiary by recognizing a gain or loss in net income attributable to the parent, measured as the difference between:

a. The aggregate of all of the following:

                1. The fair value of any consideration received;

                2. The fair value of any retained noncontrolling investment in the former subsidiary at the date the subsidiary is deconsolidated;

                3. The carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the noncontrolling interest) at the date the subsidiary is deconsolidated.

b. The carrying amount of the former subsidiary's assets and liabilities.

For the years ended December 31, 2014, 2013 and 2012, the Company incurred gain of $3.11 million, loss of $3.78 million and $nil on deconsolidation of its former VIEs and subsidiary, respectively.

Revenue Recognition

Revenue Recognition

The Company's revenues consist primarily of two categories: (i) System Integration and (ii) Hardware Product Sales. The Company recognizes revenue when there is evidence of an agreement, the consideration to be received is fixed or determinable, products are delivered, or services rendered, and collectability assured.

For System Integration, sales contracts are usually structured with fixed price or fixed unit price. The contract periods range from two months to approximately three years in length. The Company recognizes revenue of these contracts following the percentage-of-completion method, measured by different stages of completion in accordance with ASC 605-35, “Construction-Type and Production-Type Contracts”. Only if the actual implementation status meets the established stage will the Company recognize the relevant portion of the revenue. There are four major stages for the System Integration revenue recognition: (a) the completion of project design, (b) the delivery of products, (c) the completion of debugging, and (d) inspection and acceptance. For BT projects, the Company recognizes the project revenue using the man-power hours as the measurement for percentage of completion.

For Hardware Product Sales, the Company recognizes revenue only when all products are delivered and the acceptance confirmations are signed by the customers, according to ASC 605-10, “Revenue Recognition”. The Company is not obligated for any repurchase or return of the goods.

Provided unapproved change orders or claims occur in the future, in accounting for contracts, we follow Paragraphs 30 and 31 of ASC 605-35-25, “Construction-Type and Production-Type Contracts”. The Company recognizes revenue from unapproved change orders or claims only to the extent that contract costs relating to the unapproved change orders or claims have been incurred, and only if it is probable that such unapproved change orders or claims will result in additional contract revenue and the amount of such additional revenue can be reliably estimated. To date, no unapproved change order has been experienced in ordinary business operations.

The Company presents all sales revenue net of a value-added tax (“VAT”). The Company's products sold in China are generally subject to a Chinese VAT of 17% of the sales price, except for certain proprietary software sales which will only be subject to an effective tax rate of 3%. The VAT payable may be offset by VAT paid by the Company on purchased raw materials and other materials included in the cost of projects or producing the finished product.

The Company records revenue in excess of billings as “unbilled revenue”. For revenues accounted for under this account, we expect the amounts to be collected within one year. For those with a collection period longer than one year, we classify them under “Long-term unbilled revenue” on the consolidated balance sheets.

Cost of Revenues

Cost of Revenues

Cost of revenues is based on total actual costs incurred plus estimated costs to completion applied to percentage of completion as measured at different stages. It includes material costs, equipment costs, transportation costs, processing costs, packaging costs, quality inspection and control, outsourced construction services fees and other costs that directly relate to the execution of the services and delivery of projects. Cost of revenues also includes inbound freight charges, purchasing and receiving costs and inspection costs when they incur.

Operating Expenses

Operating Expenses

Operating expenses include, among other items, salaries, bonuses, and employees' social insurance, administrative and sales expenses, travel and entertainment expenses, depreciation of equipment, amortization of intangible assets, office rental expenses, professional service fees, office supplies, research and development expenses, and bad debt provision.

Research and Development (R&D)

Research and Development (R&D)

Research and development expenses include salaries for R&D staff, consultant fees, supplies and materials, as well as other overhead expenses such as depreciation, facilities, utilities, and other R&D related expenses. The Company expenses costs for the development of new software products and substantial enhancements to existing software products as incurred until technological feasibility has been established, at which time any additional costs are capitalized. The management of the Company is responsible for assessing the establishment of technological feasibility in accordance with ASC 985-20, “Costs of Software to Be Sold, Leased, or Marketed”.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The Company uses the United States dollar (“USD”) as its reporting currency. The functional currency of TRIT, TTII and TIS is USD, the functional currency of TII, Buxar, Bugusarai, Hajipur and WOS is National Rupee (“INR”), and the functional currency of TRIT's subsidiaries in China is Renminbi (“RMB”). The Company translates monetary assets and liabilities denominated in currencies other than United States dollars into USD at the prevailing exchange rate ruling at the balance sheet date. The Company converts non-USD transactions during the year into USD with the prevailing exchange rate on the transaction dates.

The Chinese subsidiaries of TRIT maintain their financial records in RMB. The value of the assets and liabilities were converted with the exchange rate on the balance sheet date; and their revenue and expenses with a weighted average exchange rate for the reporting period. The Company reflects translation adjustments as “Accumulated other comprehensive income (loss)” in equity.

Transaction gains and losses that arise from exchange rate fluctuations on transactions in a currency other than the functional currency are recognized as foreign currency transaction gain or loss in the result of operations as incurred.

Translation adjustments amounted to $1,363,672 and $1,891,873 as of December 31, 2014 and 2013, respectively.

The Company translated balance sheet amounts with the exception of equity at December 31, 2014 at RMB 6.1460 to $1.00 and INR 63.6595 to $1.00 as compared to RMB 6.1122 to $1.00 and INR 61.8488 to $1.00 as of December 31, 2013.

The Company stated equity accounts at their historical rate.

The average translation rates applied to income statement accounts for the years ended December 31, 2014, 2013 and 2012 were RMB 6.1457, RMB 6.1943 and RMB 6.3116 to $1.00, and INR 60.9596, INR 58.5169, and INR 53.6119 to $1.00, respectively.

The translation rates between RMB and USD and between INR and USD are according to the OANDA Corporation (www.Oanda.com).

Income Taxes

Income Taxes

The Company provides for deferred income taxes using the asset and liability method. Under this method, the Company recognizes deferred income taxes for tax credits and net operating losses available for carry-forwards and significant temporary differences. The Company classifies deferred tax assets and liabilities as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. The Company provides a valuation allowance to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company adopted Financial Accounting Standards Board (“FASB”) accounting standard codification 740 (ASC 740), as of January 1, 2007. The Company recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that the Company believes is more than 50% likely to be realized on examination. For tax positions not meeting the “more likely than not” test, the Company does not record it as a tax benefit. The Company also adopts ASC 740 guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition. It had no effect on the Company's financial statements as of December 31, 2014 and 2013. The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2014 and 2013.

The Company's domestic operations are subject to income and transaction taxes in China, overseas operations are subject to local income and transaction taxes, but most of the business activities take place in China. Significant estimates and judgments are required in determining the Company's provision for income taxes. Some of these estimates are based on interpretations of existing tax laws or regulations. The ultimate amount of tax liability may be uncertain as a result. The Company does not anticipate any events which could change these uncertainties.

Share-based Compensation

Share-based Compensation

The Company adopted the fair value recognition provisions of ASC 718, “Compensation—Stock Compensation” and ASC 505-50, “Equity-Based Payments to Non-Employees”.

The Company recognizes compensation expense for all share-based payment awards made to the employees and directors. The fair value of share-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. Determining the fair value of share-based awards at the grant date requires considerable judgment, including estimating expected volatility, expected term and risk-free rate. The expected term is based upon the period of time for which the share option is expected to be outstanding. The expected volatility of the share options is based upon the historical volatility of our share price. The risk-free interest rate assumption is based upon China international bond rates for a comparable period. If factors change and we employ different assumptions, share-based compensation expense may differ significantly from what we have recorded in the past.

Earnings per Share

Earnings per Share

Basic EPS excludes dilution and is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary share (convertible preferred stock, forward contract, warrants to purchase ordinary share, contingently issuable shares, ordinary share options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary share. The Company excludes potential ordinary shares in the diluted EPS computation in periods of losses from continuing operations, as their effect would be anti-dilutive.

The Company has granted 1,008,516 options to our key employees and 261,368 warrants to our key employees and the consultant, all of which are included when calculating the diluted earnings per share  in non-loss years. As of December 31, 2014, 93,700 options had been exercised at a price equal to $6.75 per share and no warrants had been exercised. The number of options outstanding and the number of warrants outstanding as of December 31, 2014 was 905,816 and 261,368, respectively.

During the first financing after IPO, the Company also agreed to issue the underwriters a warrant to purchase a number of ordinary shares equal to an aggregate of 10% of the ordinary shares sold in the offering, excluding over-allotments. The warrants will have an exercise price equal to 145% of the offering price. Accordingly, in April 2010, the Company issued 214,275 warrants with exercise price per share of $20.30. These warrants have anti-dilutive effect due to the fact that the weighted average exercise price per share of these warrants is higher than the weighted average market price per share of ordinary share during the years ended December 31, 2014 and 2013.

Comprehensive Income

Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. The Company has chosen to report comprehensive income in the statements of comprehensive income (loss).

Financial Instruments

Financial Instruments

The Company carries financial instruments, which consists of cash and cash equivalents, accounts receivable, accounts payable, short-term bank borrowings and other payables at cost, which approximates fair value due to the short-term nature of these instruments. The Company does not use derivative instruments to manage risks.

Noncontrolling interest

Noncontrolling interest

The Company accounts for noncontrolling interest in accordance with ASC Topic 810-10-45, which requires the Company to present noncontrolling interests as a separate component of total shareholders' equity on the consolidated balance sheet and the consolidated net income attributable to the parent and the noncontrolling interest be clearly identified and presented on the face of the consolidated income and comprehensive income statement. ASC Topic 810-10-45 also requires that losses attributable to the parent and the noncontrolling interest in a subsidiary be attributed to those interests even if it results in a deficit noncontrolling interest balance.

Segments	Segments The Company identifies segments by reference to its internal organization structure and the factors that management uses to make operating decisions and assess performance.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In April 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” This ASU changes the threshold for reporting discontinued operations and adds new disclosures. The new guidance defines a discontinued operation as a disposal that “represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results.” The standard is required to be adopted by public business entities in annual periods beginning on or after December 15, 2014, and interim periods within those annual periods. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial position and results of operations.

In January 2015, the FASB issued ASU No. 2015-01, “Income Statement -Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”. This ASU eliminates from GAAP the concept of extraordinary items. The Board concluded that the amendments in this ASU will not result in a loss of information because although the amendments will eliminate the requirements in Subtopic 225-20 for reporting entities to consider whether an underlying event or transaction is extraordinary, the presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial position or results of operations.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. The amendment in this ASU changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. Under the amendments in this ASU, all reporting entities are within the scope of Subtopic 810-10, Consolidation—Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The presumption that a general partner controls a limited partnership has been eliminated. In addition, fees paid to decision makers that meet certain conditions no longer cause decision makers to consolidate VIEs in certain instances. The amendments place more emphasis in the consolidation evaluation on variable interests other than fee arrangements such as principal investment risk (for example, debt or equity interests), guarantees of the value of the assets or liabilities of the VIE, written put options on the assets of the VIE, or similar obligations, including some liquidity commitments or agreements (explicit or implicit). Additionally, the amendments in this ASU reduce the extent to which related party arrangements cause an entity to be considered a primary beneficiary. Overall, the amendments in this ASU are an improvement to current GAAP because they simplify the Codification and reduce the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and because they place more emphasis on risk of loss when determining a controlling financial interest. The amendments in this ASU are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, and for interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. A reporting entity may apply the amendments in this Update using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial position or results of operations.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company's consolidated financial statements upon adoption.